Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
Operating - 2025	$ 323
Short-term - 2025	0
Finance - 2025	0
Total lease payments - 2025	323
Operating - 2026	293
Short-term - 2026	0
Finance - 2026	0
Total lease payments - 2026	293
Operating - 2027	288
Short-term - 2027	0
Finance - 2027	0
Total lease payments - 2027	288
Operating - 2028	157
Short-term - 2028	0
Finance - 2028	0
Total lease payments - 2028	157
Operating - Total future minimum operating lease payments	1,061
Short-term - Total future minimum short-term lease payments	0
Finance - Total future minimum finance lease payments	0
Total Lease Payments - Total future minimum lease payments	1,061
Operating - Less effects of discounting	(118)
Short-term - Less effects of discounting	0
Finance - Less effects of discounting	0
Total Lease Payments - Less effects of discounting	(118)
Operating - Lease liabilities recognized	943
Short-term - Lease liabilities recognized	0
Finance - Lease liabilities recognized	0
Total Lease Payments - Lease liabilities recognized	$ 943